Schedule of Goodwill (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31, 2022	$ 25,093,000
Goodwill adjustment
Balance at December 31, 2023	$ 25,093,000